Allowance for Loan and Lease Losses	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Allowance for Loan and Lease Losses
Allowance for Loan and Lease Losses

4. Allowance for Loan and Lease Losses

The Company must maintain an allowance for loan and lease losses (the “Allowance”) that is adequate to absorb estimated probable credit losses associated with its loan and lease portfolio. The Allowance consists of an allocated portion, which covers estimated credit losses for specifically identified loans and pools of loans and leases, and an unallocated portion.

Segmentation

Management has identified three primary portfolio segments in estimating the Allowance: commercial lending, residential real estate lending and consumer lending. Commercial lending is further segmented into four distinct portfolios based on characteristics relating to the borrower, transaction, and collateral. These portfolio segments are: commercial and industrial, commercial real estate, construction, and lease financing. Residential real estate is not further segmented, but consists of single-family residential mortgages, real estate secured installment loans and home equity lines of credit. Consumer lending is not further segmented, but consists primarily of automobile loans, credit cards, and other installment loans. Management has developed a methodology for each segment taking into consideration portfolio segment-specific factors such as product type, loan portfolio characteristics, management information systems, and other risk factors.

Specific Allocation

Commercial

A specific allocation is determined for individually impaired commercial loans. A loan is considered impaired when it is probable that the Company will be unable to collect the full amount of principal and interest according to the contractual terms of the loan agreement.

Management identifies material impaired loans based on their size in relation to the Company’s total loan and lease portfolio. Each impaired loan equal to or exceeding a specified threshold requires an analysis to determine the appropriate level of reserve for that specific loan. Impaired loans below the specified threshold are treated as a pool, with specific allocations established based on qualitative factors such as asset quality trends, risk identification, lending policies, portfolio growth, and portfolio concentrations.

Residential

A specific allocation is determined for residential real estate loans based on delinquency status. In addition, each impaired loan equal to or exceeding a specified threshold requires analysis to determine the appropriate level of reserve for that specific loan, generally based on the value of the underlying collateral less estimated costs to sell. The specific allocation will be zero for impaired loans in which the value of the underlying collateral, less estimated costs to sell, exceeds the unpaid principal balance of the loan.

Consumer

A specific allocation is determined for the consumer loan portfolio using delinquency-based formula allocations. The Company uses a formula approach in determining the consumer loan specific allocation and recognizes the statistical validity of measuring losses predicated on past due status.

Pooled Allocation

Commercial

Pooled allocation for pass, special mention, substandard, and doubtful grade commercial loans and leases that share common risk characteristics and properties is determined using a historical loss rate analysis and qualitative factor considerations. Loan grade categories are discussed under “Credit Quality”.

Residential and Consumer

Pooled allocation for non-delinquent consumer and residential real estate loans is determined using a historical loss rate analysis and qualitative factor considerations.

Qualitative Adjustments

Qualitative adjustments to historical loss rates or other static sources may be necessary since these rates may not be an accurate indicator of losses inherent in the current portfolio. To estimate the level of adjustments, management considers factors including global, national and local economic conditions; levels and trends in problem loans; the effect of credit concentrations; collateral value trends; changes in risk due to changes in lending policies and practices; management expertise; industry and regulatory trends; and volume of loans.

Unallocated Allowance

The Company’s Allowance incorporates an unallocated portion to cover risk factors and events that may have occurred as of the evaluation date that have not been reflected in the risk measures utilized due to inherent limitations in the precision of the estimation process. These risk factors, in addition to past and current events based on facts at the unaudited consolidated balance sheet date and realistic courses of action that management expects to take, are assessed in determining the level of unallocated allowance.

The Allowance was comprised of the following for the periods indicated:

	Three Months Ended September 30, 2016
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of period	$35,792	$18,260	$4,636	$780	$46,452	$28,386	$2,054	$136,360
Charge-offs	(210)	—	—	—	(268)	(4,878)	—	(5,356)
Recoveries	6	42	—	—	350	1,523	—	1,921
Increase (decrease) in Provision	(1,428)	221	596	(55)	(492)	3,183	75	2,100
Balance at end of period	$34,160	$18,523	$5,232	$725	$46,042	$28,214	$2,129	$135,025

	Nine Months Ended September 30, 2016
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of period	$34,025	$18,489	$3,793	$888	$46,099	$28,385	$3,805	$135,484
Charge-offs	(348)	—	—	—	(796)	(13,379)	—	(14,523)
Recoveries	228	3,288	—	1	1,116	4,731	—	9,364
Increase (decrease) in Provision	255	(3,254)	1,439	(164)	(377)	8,477	(1,676)	4,700
Balance at end of period	$34,160	$18,523	$5,232	$725	$46,042	$28,214	$2,129	$135,025

	Three Months Ended September 30, 2015
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of period	$32,914	$15,698	$3,626	$1,008	$45,686	$26,840	$10,566	$136,338
Charge-offs	(461)	—	—	—	(484)	(4,871)	—	(5,816)
Recoveries	178	58	—	1	608	1,530	—	2,375
Increase (decrease) in Provision	277	2,618	(380)	(39)	17	3,916	(3,859)	2,550
Balance at end of period	$32,908	$18,374	$3,246	$970	$45,827	$27,415	$6,707	$135,447

	Nine Months Ended September 30, 2015
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of period	$31,835	$16,320	$4,725	$1,089	$44,858	$27,041	$8,931	$134,799
Charge-offs	(765)	—	—	—	(561)	(13,481)	—	(14,807)
Recoveries	884	298	—	2	2,098	4,773	—	8,055
Increase (decrease) in Provision	954	1,756	(1,479)	(121)	(568)	9,082	(2,224)	7,400
Balance at end of period	$32,908	$18,374	$3,246	$970	$45,827	$27,415	$6,707	$135,447

The disaggregation of the Allowance and recorded investment in loans by impairment methodology as of September 30, 2016 and December 31, 2015 were as follows:

	September 30, 2016
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Individually evaluated for impairment	$7	$7	$—	$—	$545	$—	$—	$559
Collectively evaluated for impairment	34,153	18,516	5,232	725	45,497	28,214	2,129	134,466
Balance at end of period	$34,160	$18,523	$5,232	$725	$46,042	$28,214	$2,129	$135,025
Loans and leases:
Individually evaluated for impairment	$29,444	$13,302	$—	$163	$17,474	$—	$—	$60,383
Collectively evaluated for impairment	3,235,847	2,298,572	475,333	187,014	3,670,186	1,469,220	—	11,336,172
Balance at end of period	$3,265,291	$2,311,874	$475,333	$187,177	$3,687,660	$1,469,220	$—	$11,396,555

	December 31, 2015
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Individually evaluated for impairment	$—	$—	$—	$—	$592	$—	$—	$592
Collectively evaluated for impairment	34,025	18,489	3,793	888	45,507	28,385	3,805	134,892
Balance at end of period	$34,025	$18,489	$3,793	$888	$46,099	$28,385	$3,805	$135,484
Loans and leases:
Individually evaluated for impairment	$15,845	$5,787	$—	$181	$22,334	$—	$—	$44,147
Collectively evaluated for impairment	3,041,610	2,158,661	367,460	198,498	3,510,093	1,401,561	—	10,677,883
Balance at end of period	$3,057,455	$2,164,448	$367,460	$198,679	$3,532,427	$1,401,561	$—	$10,722,030

Credit Quality

The Company performs an internal loan review and grading on an ongoing basis. The review provides management with periodic information as to the quality of the loan portfolio and effectiveness of its lending policies and procedures. The objective of the loan review and grading procedures is to identify, in a timely manner, existing or emerging credit quality problems so that appropriate steps can be initiated to avoid or minimize future losses.

Loans subject to grading include: commercial and industrial loans, commercial and standby letters of credit, installment loans to businesses or individuals for business and commercial purposes, commercial real estate loans, overdraft lines of credit, commercial credit cards, and other credits as may be determined. Loans which are not subject to grading include loans that are 100% sold with no recourse to the Company, consumer installment loans, indirect automobile loans, consumer credit cards, business credit cards, home equity lines of credit and residential mortgage loans.

Residential and consumer loans are underwritten primarily on the basis of credit bureau scores, debt-service-to-income ratios, and collateral quality and loan to value ratios.

A credit risk rating system is used to determine loan grade and is based on borrower credit risk and transactional risk. The loan grading process is a mechanism used to determine the risk of a particular borrower and is based on the following eight factors of a borrower: character, earnings and operating cash flow, asset and liability structure, debt capacity, financial reporting, management and controls, borrowing entity, and industry and operating environment.

Pass – “Pass” (uncriticized loans) and leases, are not considered to carry greater than normal risk. The borrower has the apparent ability to satisfy obligations to the Company, and therefore no loss in ultimate collection is anticipated.

Special Mention – Loans and leases that have potential weaknesses that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for assets or in the institution’s credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

Substandard – Loans and leases that are inadequately protected by the current financial condition and paying capacity of the obligor or by any collateral pledged. Loans and leases so classified must have a well-defined weakness or weaknesses that jeopardize the collection of the debt. They are characterized by the distinct possibility that the bank may sustain some loss if the deficiencies are not corrected.

Doubtful – Loans and leases that have weaknesses found in substandard borrowers with the added provision that the weaknesses make collection of debt in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss – Loans and leases classified as loss are considered uncollectible and of such little value that their continuance as an asset is not warranted. This classification does not mean that the loan or lease has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be effected in the future.

The credit risk profiles by internally assigned grade for loans and leases as of September 30, 2016 and December 31, 2015 were as follows:

	September 30, 2016
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Total
Grade:
Pass	$3,203,811	$2,265,279	$470,459	$186,823	$6,126,372
Special mention	39,980	30,302	3,789	191	74,262
Substandard	19,710	16,293	1,085	—	37,088
Doubtful	1,790	—	—	163	1,953
Total	$3,265,291	$2,311,874	$475,333	$187,177	$6,239,675

	December 31, 2015
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Total
Grade:
Pass	$2,995,180	$2,119,933	$366,695	$198,296	$5,680,104
Special mention	46,097	24,695	765	28	71,585
Substandard	12,220	19,682	—	174	32,076
Doubtful	3,958	138	—	181	4,277
Total	$3,057,455	$2,164,448	$367,460	$198,679	$5,788,042

There were no loans and leases graded as Loss as of September 30, 2016 and December 31, 2015.

The credit risk profiles based on payment activity for loans and leases that were not subject to loan grading as of September 30, 2016 and December 31, 2015 were as follows:

	September 30, 2016
(dollars in thousands)	Residential	Consumer	Consumer - Auto	Credit Cards	Total
Performing	$3,673,122	$228,882	$889,611	$331,442	$5,123,057
Nonperforming and delinquent	14,538	3,087	12,400	3,798	33,823
Total	$3,687,660	$231,969	$902,011	$335,240	$5,156,880

	December 31, 2015
(dollars in thousands)	Residential	Consumer	Consumer - Auto	Credit Cards	Total
Performing	$3,507,756	$236,207	$794,692	$350,962	$4,889,617
Nonperforming and delinquent	24,671	2,691	13,265	3,744	44,371
Total	$3,532,427	$238,898	$807,957	$354,706	$4,933,988

Impaired and Nonaccrual Loans and Leases

The Company evaluates certain loans and leases individually for impairment. A loan or lease is considered to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan or lease. An allowance for impaired commercial loans, including commercial real estate and construction loans, is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent. An allowance for impaired residential loans is measured based on the estimated fair value of the collateral, less any selling costs. Management exercises significant judgment in developing these estimates.

The Company generally places a loan on nonaccrual status when management believes that collection of principal or interest has become doubtful or when a loan or lease becomes 90 days past due as to principal or interest, unless it is well secured and in the process of collection.

It is the Company’s policy to charge off a loan when the facts indicate that the loan is considered uncollectible.

The aging analyses of past due loans and leases as of September 30, 2016 and December 31, 2015 were as follows:

	September 30, 2016
	Accruing Loans and Leases
			Greater				Total Non
			Than or			Total	Accruing
	30-59	60-89	Equal to	Total		Accruing	Loans
	Days	Days	90 Days	Past		Loans and	and	Total
(dollars in thousands)	Past Due	Past Due	Past Due	Due	Current	Leases	Leases	Outstanding
Commercial and industrial	$1,685	$—	$177	$1,862	$3,260,496	$3,262,358	$2,933	$3,265,291
Commercial real estate	475	—	—	475	2,311,399	2,311,874	—	2,311,874
Construction	251	—	—	251	475,082	475,333	—	475,333
Lease financing	—	82	—	82	186,932	187,014	163	187,177
Residential	4,436	2,188	1,638	8,262	3,673,124	3,681,386	6,274	3,687,660
Consumer	13,855	3,396	2,036	19,287	1,449,933	1,469,220	—	1,469,220
Total	$20,702	$5,666	$3,851	$30,219	$11,356,966	$11,387,185	$9,370	$11,396,555

	December 31, 2015
	Accruing Loans and Leases
			Greater				Total Non
			Than or			Total	Accruing
	30-59	60-89	Equal to	Total		Accruing	Loans
	Days	Days	90 Days	Past		Loans and	and	Total
(dollars in thousands)	Past Due	Past Due	Past Due	Due	Current	Leases	Leases	Outstanding
Commercial and industrial	$198	$72	$2,496	$2,766	$3,050,731	$3,053,497	$3,958	$3,057,455
Commercial real estate	—	190	161	351	2,163,959	2,164,310	138	2,164,448
Construction	—	—	—	—	367,460	367,460	—	367,460
Lease financing	41	—	174	215	198,283	198,498	181	198,679
Residential	10,143	1,447	737	12,327	3,507,756	3,520,083	12,344	3,532,427
Consumer	15,191	3,056	1,454	19,701	1,381,860	1,401,561	—	1,401,561
Total	$25,573	$4,765	$5,022	$35,360	$10,670,049	$10,705,409	$16,621	$10,722,030

The total carrying amounts and the total unpaid principal balances of impaired loans and leases as of September 30, 2016 and December 31, 2015 were as follows:

	September 30, 2016
		Unpaid
	Recorded	Principal	Related
(dollars in thousands)	Investment	Balance	Allowance
Impaired loans with no related allowance recorded:
Commercial and industrial	$29,246	$29,897	$—
Commercial real estate	12,344	12,344	—
Lease financing	163	163	—
Residential	9,341	10,524	—
Total	$51,094	$52,928	$—
Impaired loans with a related allowance recorded:
Commercial and industrial	$198	$198	$7
Commercial real estate	958	958	7
Residential	8,133	8,414	545
Total	$9,289	$9,570	$559
Total impaired loans:
Commercial and industrial	$29,444	$30,095	$7
Commercial real estate	13,302	13,302	7
Lease financing	163	163	—
Residential	17,474	18,938	545
Total	$60,383	$62,498	$559

	December 31, 2015
		Unpaid
	Recorded	Principal	Related
(dollars in thousands)	Investment	Balance	Allowance
Impaired loans with no related allowance recorded:
Commercial and industrial	$15,845	$16,516	$—
Commercial real estate	5,787	5,853	—
Lease financing	181	181	—
Residential	15,247	16,692	—
Total	$37,060	$39,242	$—
Impaired loans with a related allowance recorded:
Residential	$7,087	$7,140	$592
Total	$7,087	$7,140	$592
Total impaired loans:
Commercial and industrial	$15,845	$16,516	$—
Commercial real estate	5,787	5,853	—
Lease financing	181	181	—
Residential	22,334	23,832	592
Total	$44,147	$46,382	$592

The following table provides information with respect to the Company’s average balances, and of interest income recognized from, impaired loans for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended		Nine Months Ended
	September 30, 2016		September 30, 2016
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
(dollars in thousands)	Investment	Recognized	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial and industrial	$29,018	$335	$30,044	$1,207
Commercial real estate	11,752	176	9,713	556
Construction	—	—	188	—
Lease financing	168	3	171	4
Residential	11,312	192	12,197	453
Total	$52,250	$706	$52,313	$2,220
Impaired loans with a related allowance recorded:
Commercial and industrial	$991	$3	$661	$11
Commercial real estate	479	11	319	33
Residential	8,487	96	8,616	298
Total	$9,957	$110	$9,596	$342
Total impaired loans:
Commercial and industrial	$30,009	$338	$30,705	$1,218
Commercial real estate	12,231	187	10,032	589
Construction	—	—	188	—
Lease financing	168	3	171	4
Residential	19,799	288	20,813	751
Total	$62,207	$816	$61,909	$2,562

	Three Months Ended		Nine Months Ended
	September 30, 2015		September 30, 2015
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
(dollars in thousands)	Investment	Recognized	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial and industrial	$13,241	$85	$14,263	$285
Commercial real estate	7,110	124	6,031	370
Construction	2,738	—	3,345	—
Lease financing	187	—	187	—
Residential	17,470	180	18,255	585
Total	$40,746	$389	$42,081	$1,240
Impaired loans with a related allowance recorded:
Commercial and industrial	$3,396	$61	$2,570	$185
Commercial real estate	700	—	933	—
Residential	7,031	72	6,773	217
Total	$11,127	$133	$10,276	$402
Total impaired loans:
Commercial and industrial	$16,637	$146	$16,833	$470
Commercial real estate	7,810	124	6,964	370
Construction	2,738	—	3,345	—
Lease financing	187	—	187	—
Residential	24,501	252	25,028	802
Total	$51,873	$522	$52,357	$1,642

Modifications

Commercial and industrial loans modified in a troubled debt restructuring (“TDR”) often involve temporary interest-only payments, term extensions, and converting revolving credit lines to term loans. Additional collateral, a co-borrower, or a guarantor is often requested. Commercial real estate and construction loans modified in a TDR often involve reducing the interest rate for the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or substituting or adding a new borrower or guarantor. Construction loans modified in a TDR may also involve extending the interest-only payment period. Lease financing modifications generally involve a short-term forbearance period, usually about three months, after which the missed payments are added to the end of the lease term, thereby extending the maturity date. Interest continues to accrue on the missed payments and as a result, the effective yield on the lease remains unchanged. As the forbearance period usually involves an insignificant payment delay, lease financing modifications typically do not meet the reporting criteria for a TDR. Residential real estate loans modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers' financial needs for a period of time, normally two years. During that time, the borrower's entire monthly payment is applied to principal. After the lowered monthly payment period ends, the borrower reverts back to paying principal and interest per the original terms with the maturity date adjusted accordingly. Generally, consumer loans are not classified as a TDR as they are normally charged off upon reaching a predetermined delinquency status that ranges from 120 to 180 days and varies by product type.

Loans modified in a TDR are typically already on nonaccrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. Loans modified in a TDR will have to be evaluated for impairment. As a result, this may have a financial effect of increasing the specific Allowance associated with the loan. An Allowance for impaired commercial loans, including commercial real estate and construction loans, that have been modified in a TDR is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent. An Allowance for impaired residential loans that have been modified in a TDR is measured based on the estimated fair value of the collateral, less any selling costs. Management exercises significant judgment in developing these estimates.

The following presents, by class, information related to loans modified in a TDR during the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended				Nine Months Ended
	September 30, 2016				September 30, 2016
		Unpaid	Unpaid
	Number	Principal	Principal		Number
	of	Pre-	Post-	Related	of	Recorded	Related
(dollars in thousands)	Contracts	Modification	Modification	Allowance	Contracts	Investment(1)	Allowance
Commercial and industrial	2	$98	$98	$4	6	$16,015	$4
Commercial real estate	4	5,044	5,044	7	6	10,450	7
Residential	3	577	577	7	10	3,709	53
Total	9	$5,719	$5,719	$18	22	$30,174	$64

	Three Months Ended				Nine Months Ended
	September 30, 2015				September 30, 2015
		Unpaid	Unpaid
	Number	Principal	Principal		Number
	of	Pre-	Post-	Related	of	Recorded	Related
(dollars in thousands)	Contracts	Modification	Modification	Allowance	Contracts	Investment(1)	Allowance
Commercial and industrial	1	$100	$100	$—	1	$100	$—
Commercial real estate	—	—	—	—	1	2,755	—
Residential	1	885	885	57	4	2,303	86
Total	2	$985	$985	$57	6	$5,158	$86
(1)

The recorded investment balances reflect all partial paydowns and charge-offs since the modification date and do not include TDRs that have been fully paid off, charged off, or foreclosed upon by the end of the period.

The above loans were modified in a TDR through temporary interest-only payments or reduced payments.

The Company had total remaining loan and lease commitments including standby letters of credit of $5.2 billion as of both September 30, 2016 and December 31, 2015. Of the $5.2 billion at September 30, 2016, there were commitments of $6.3 million related to borrowers who had loan terms modified in a TDR. Of the $5.2 billion at December 31, 2015, there were no commitments to borrowers who had loan terms modified in a TDR.

The following table presents, by class, loans modified in TDRs that have defaulted in the current period within 12 months of their permanent modification date for the periods indicated. The Company is reporting these defaulted TDRs based on a payment default definition of 30 days past due:

	Three Months Ended		Nine Months Ended
	September 30, 2015		September 30, 2015
	Number of	Recorded	Number of	Recorded
(dollars in thousands)	Contracts	Investment(1)	Contracts	Investment(1)
Commercial and industrial (2)	6	$9,783	6	$9,783
Commercial real estate (3)	1	1,400	1	1,400
Residential (4)	—	—	1	146
Total	7	$11,183	8	$11,329
(1)

The recorded investment balances reflect all partial paydowns and charge-offs since the modification date and do not include TDRs that have been fully paid off, charged off, or foreclosed upon by the end of the period.

(2)	For the three and nine months ended September 30, 2015, five commercial and industrial loans that subsequently defaulted were refinanced and one was extended with a reduced interest rate.
(3)	For the three and nine months ended September 30, 2015, the commercial real estate loan that subsequently defaulted was refinanced.
(4)	For the three and nine months ended September 30, 2015, the residential real estate loan that subsequently defaulted was modified by reducing the interest rate.

There were no loans modified in TDRs that have defaulted for the three and nine months ended September 30, 2016 within 12 months of the loan’s permanent modification date.

Foreclosure Proceedings

There was one residential mortgage loan of $0.5 million collateralized by real estate property that was modified in a TDR that was in the process of foreclosure at September 30, 2016 and two that were in process of foreclosure at September 30, 2015 totaling $0.8 million.

Foreclosed Property

Residential real estate property held from one foreclosed TDR of a residential mortgage loan included in other real estate owned and repossessed personal property shown in the consolidated balance sheets was $0.3 million at September 30, 2016. There were no holdings of real estate properties from foreclosed TDRs at September 30, 2015.

5. Allowance for Loan and Lease Losses

As discussed in Note 1 to the combined financial statements, the Company must maintain an Allowance that is adequate to absorb estimated probable credit losses associated with its loan and lease portfolio. The Allowance consists of an allocated portion, which covers estimated credit losses for specifically identified loans and pools of loans and leases, and an unallocated portion.

Segmentation

Management has identified three primary portfolio segments in estimating the Allowance: commercial lending, residential real estate lending and consumer lending. Commercial lending is further segmented into four distinct portfolios based on characteristics relating to the borrower, transaction, and collateral. These portfolio segments are: commercial and industrial, commercial real estate, construction, and lease financing. Residential real estate is not further segmented, but consists of single‑family residential mortgages, real estate secured installment loans and home equity lines of credit. Consumer lending is not further segmented, but consists primarily of automobile loans, credit cards, and other installment loans. Management has developed a methodology for each segment taking into consideration portfolio segment‑specific factors such as product type, loan portfolio characteristics, management information systems, and other risk factors.

Specific Allocation

Commercial

A specific allocation is determined for individually impaired commercial loans. A loan is considered impaired when it is probable that the Company will be unable to collect the full amount of principal and interest according to the contractual terms of the loan agreement.

Management identifies material impaired loans based on their size in relation to the Company’s total loan and lease portfolio. Each impaired loan equal to or exceeding a specified threshold requires an analysis to determine the appropriate level of reserve for that specific loan as discussed in Note 1 to the combined financial statements. Impaired loans below the specified threshold are treated as a pool, with specific allocations established based on qualitative factors such as asset quality trends, risk identification, lending policies, portfolio growth, and portfolio concentrations.

Residential

A specific allocation is determined for residential real estate loans based on delinquency status. In addition, each impaired loan equal to or exceeding a specified threshold requires analysis to determine the appropriate level of reserve for that specific loan, generally based on the value of the underlying collateral less estimated costs to sell. The specific allocation will be zero for impaired loans in which the value of the underlying collateral, less estimated costs to sell, exceeds the unpaid principal balance of the loan.

Consumer

A specific allocation is determined for the consumer loan portfolio using delinquency‑based formula allocations. The Company uses a formula approach in determining the consumer loan specific allocation and recognizes the statistical validity of measuring losses predicated on past due status.

Pooled Allocation

Commercial

Pooled allocation for pass, special mention, substandard, and doubtful grade commercial loans and leases that share common risk characteristics and properties are determined using a historical loss rate analysis and qualitative factor considerations. Loan grade categories are discussed under “Credit Quality”.

Residential and Consumer

Pooled allocation for non‑delinquent consumer and residential real estate loans are determined using a historical loss rate analysis and qualitative factor considerations.

Qualitative Adjustments

Qualitative adjustments to historical loss rates or other static sources may be necessary since these rates may not be an accurate indicator of losses inherent in the current portfolio. To estimate the level of adjustments, management considers factors including global, national and local economic conditions; levels and trends in problem loans; the effect of credit concentrations; collateral value trends; changes in risk due to changes in lending policies and practices; management expertise; industry and regulatory trends; and volume of loans.

Unallocated Allowance

The Company’s Allowance includes an unallocated portion to account for imprecision in the estimation process.

The Allowance was comprised of the following:

	Year Ended December 31, 2015
	Commercial Lending
	Commercial
	and	Commercial		Lease
(dollars in thousands)	Industrial	Real Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of year	$31,835	$16,320	$4,725	$1,089	$44,858	$27,041	$8,931	$134,799
Charge‑offs	(866)	—	—	—	(618)	(18,312)	—	(19,796)
Recoveries	940	1,115	—	3	2,198	6,325	—	10,581
Increase (decrease) in Provision	2,116	1,054	(932)	(204)	(339)	13,331	(5,126)	9,900
Balance at end of year	$34,025	$18,489	$3,793	$888	$46,099	$28,385	$3,805	$135,484
Individually evaluated for impairment	$—	$—	$—	$—	$592	$—	$—	$592
Collectively evaluated for impairment	34,025	18,489	3,793	888	45,507	28,385	3,805	134,892
Loans and leases:
Individually evaluated for impairment	$15,845	$5,787	$—	$181	$22,334	$—	$—	$44,147
Collectively evaluated for impairment	3,041,610	2,158,661	367,460	198,498	3,510,093	1,401,561	—	10,677,883
Balance at end of year	$3,057,455	$2,164,448	$367,460	$198,679	$3,532,427	$1,401,561	$—	$10,722,030

	Year Ended December 31, 2014
	Commercial Lending
	Commercial
	and	Commercial		Lease
(dollars in thousands)	Industrial	Real Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of year	$34,026	$16,606	$4,702	$1,078	$42,028	$25,589	$9,210	$133,239
Charge‑offs	(2,298)	—	—	—	(1,086)	(15,291)	—	(18,675)
Recoveries	1,387	207	—	57	1,470	6,014	—	9,135
Increase (decrease) in Provision	(1,280)	(493)	23	(46)	2,446	10,729	(279)	11,100
Balance at end of year	$31,835	$16,320	$4,725	$1,089	$44,858	$27,041	$8,931	$134,799
Individually evaluated for impairment	$571	$52	$—	$—	$740	$—	$—	$1,363
Collectively evaluated for impairment	31,264	16,268	4,725	1,089	44,118	27,041	8,931	133,436
Loans and leases:
Individually evaluated for impairment	$16,662	$6,403	$4,579	$187	$31,388	$—	$—	$59,219
Collectively evaluated for impairment	2,680,480	2,041,062	465,482	244,111	3,306,633	1,226,603	—	9,964,371
Balance at end of year	$2,697,142	$2,047,465	$470,061	$244,298	$3,338,021	$1,226,603	$—	$10,023,590

Credit Quality

The Company performs an internal loan review and grading on an ongoing basis. The review provides management with periodic information as to the quality of the loan portfolio and effectiveness of its lending policies and procedures. The objective of the loan review and grading procedures is to identify, in a timely manner, existing or emerging credit quality problems so that appropriate steps can be initiated to avoid or minimize future losses.

Loans subject to grading include: commercial and industrial loans, commercial and standby letters of credit, installment loans to businesses or individuals for business and commercial purposes, commercial real estate loans, overdraft lines of credit, commercial credit cards, and other credits as may be determined. Loans which are not subject to grading include loans that are 100% sold with no recourse to the Company, consumer installment loans, indirect automobile loans, consumer credit cards, business credit cards, home equity lines of credit and residential mortgage loans.

Residential and consumer loans are underwritten primarily on the basis of credit bureau scores, debt‑service‑to‑income ratios, and collateral quality and loan to value ratios.

A credit risk rating system is used to determine loan grade and is based on borrower credit risk and transactional risk. The loan grading process is a mechanism used to determine the risk of a particular borrower and is based on the following eight factors of a borrower: character, earnings and operating cash flow, asset and liability structure, debt capacity, financial reporting, management and controls, borrowing entity, and industry and operating environment.

Pass — “Pass” (uncriticized loans) and leases, are not considered to carry greater than normal risk. The borrower has the apparent ability to satisfy obligations to the Company, and therefore no loss in ultimate collection is anticipated.

Special Mention — Loans and leases that have potential weaknesses that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for assets or in the institution’s credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

Substandard — Loans and leases that are inadequately protected by the current financial condition and paying capacity of the obligor or by any collateral pledged. Loans and leases so classified must have a well‑defined weakness or weaknesses that jeopardize the collection of the debt. They are characterized by the distinct possibility that the bank may sustain some loss if the deficiencies are not corrected.

Loss — Loans and leases classified as loss are considered uncollectible and of such little value that their continuance as an asset is not warranted. This classification does not mean that the loan or lease has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be effected in the future.

The credit risk profiles by internally assigned grade for loans and leases were as follows:

	December 31, 2015
	Commercial	Commercial		Lease
(dollars in thousands)	and Industrial	Real Estate	Construction	Financing	Total
Grade:
Pass	$2,995,180	$2,119,933	$366,695	$198,296	$5,680,104
Special mention	46,097	24,695	765	28	71,585
Substandard	12,220	19,682	—	174	32,076
Doubtful	3,958	138	—	181	4,277
Total	$3,057,455	$2,164,448	$367,460	$198,679	$5,788,042

	December 31, 2014
	Commercial	Commercial		Lease
(dollars in thousands)	and Industrial	Real Estate	Construction	Financing	Total
Grade:
Pass	$2,585,545	$1,973,887	$462,628	$243,833	$5,265,893
Special mention	86,878	44,317	2,854	278	134,327
Substandard	21,848	26,832	3,023	—	51,703
Doubtful	2,871	2,429	1,556	187	7,043
Total	$2,697,142	$2,047,465	$470,061	$244,298	$5,458,966

There were no loans and leases graded as Loss as of December 31, 2015 and 2014.

The credit risk profiles based on payment activity for loans and leases that were not subject to loan grading were as follows:

	December 31, 2015
(dollars in thousands)	Residential	Consumer	Consumer — Auto	Credit Cards	Total
Performing	$3,507,756	$236,207	$794,692	$350,962	$4,889,617
Nonperforming and delinquent	24,671	2,691	13,265	3,744	44,371
Total	$3,532,427	$238,898	$807,957	$354,706	$4,933,988

	December 31, 2014
(dollars in thousands)	Residential	Consumer	Consumer — Auto	Credit Cards	Total
Performing	$3,311,676	$187,856	$669,441	$350,137	$4,519,110
Nonperforming and delinquent	26,345	3,242	11,356	4,571	45,514
Total	$3,338,021	$191,098	$680,797	$354,708	$4,564,624

Impaired and Nonaccrual Loans and Leases

The Company evaluates certain loans and leases individually for impairment. A loan or lease is considered to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan or lease. An allowance for impaired commercial loans, including commercial real estate and construction loans is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent. An allowance for impaired residential loans is measured based on the estimated fair value of the collateral, less any selling costs. Management exercises significant judgment in developing these estimates.

The Company generally places a loan on nonaccrual status when management believes that collection of principal or interest has become doubtful or when a loan or lease becomes 90 days past due as to principal or interest, unless it is well secured and in the process of collection. The nonaccrual policy is discussed in Note 1 to the combined financial statements.

It is the Company’s policy to charge off a loan when the facts indicate that the loan is considered uncollectible.

The aging analyses of past due loans and leases were as follows:

	December 31, 2015
	Accruing Loans and Leases
			Greater				Total Non
			Than or			Total	Accruing
	30 ‑ 59	60 ‑ 89	Equal to			Accruing	Loans
	Days	Days	90 Days	Total		Loans and	and	Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Leases	Leases	Outstanding
Commercial and industrial	$198	$72	$2,496	$2,766	$3,050,731	$3,053,497	$3,958	$3,057,455
Commercial real estate	—	190	161	351	2,163,959	2,164,310	138	2,164,448
Construction	—	—	—	—	367,460	367,460	—	367,460
Lease financing	41	—	174	215	198,283	198,498	181	198,679
Residential	10,143	1,447	737	12,327	3,507,756	3,520,083	12,344	3,532,427
Consumer	15,191	3,056	1,454	19,701	1,381,860	1,401,561	—	1,401,561
Total	$25,573	$4,765	$5,022	$35,360	$10,670,049	$10,705,409	$16,621	$10,722,030

	December 31, 2014
	Accruing Loans and Leases
			Greater				Total Non
			Than or			Total	Accruing
	30 ‑ 59	60 ‑ 89	Equal to			Accruing	Loans
	Days	Days	90 Days	Total		Loans and	and	Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Leases	Leases	Outstanding
Commercial and industrial	$262	$299	$—	$561	$2,693,710	$2,694,271	$2,871	$2,697,142
Commercial real estate	530	—	—	530	2,044,506	2,045,036	2,429	2,047,465
Construction	—	—	—	—	468,505	468,505	1,556	470,061
Lease financing	165	—	—	165	243,946	244,111	187	244,298
Residential	5,468	2,153	1,874	9,495	3,311,676	3,321,171	16,850	3,338,021
Consumer	14,167	3,220	1,784	19,171	1,207,432	1,226,603	—	1,226,603
Total	$20,592	$5,672	$3,658	$29,922	$9,969,775	$9,999,697	$23,893	$10,023,590

The total carrying amounts and the total unpaid principal balances of impaired loans and leases were as follows:

	December 31, 2015
		Average	Unpaid		Interest
	Recorded	Recorded	Principal	Related	Income
(dollars in thousands)	Investment	Investment	Balance	Allowance	Recognized
Impaired loans with no related allowance recorded:
Commercial and industrial	$15,845	$16,666	$16,516	$—	$317
Commercial real estate	5,787	6,516	5,853	—	444
Lease financing	181	186	181	—	—
Residential	15,247	18,518	16,692	—	292
Total	$37,060	$41,886	$39,242	$—	$1,053
Impaired loans with a related allowance recorded:
Residential	$7,087	$6,889	$7,140	$592	258
Total	$7,087	$6,889	$7,140	$592	$258
Total impaired loans
Commercial and industrial	$15,845	$16,666	$16,516	—	$317
Commercial real estate	5,787	6,516	5,853	—	444
Lease financing	181	186	181	—	—
Residential	22,334	25,407	23,832	592	550
Total	$44,147	$48,775	$46,382	$592	$1,311

	December 31, 2014
		Average	Unpaid		Interest
	Recorded	Recorded	Principal	Related	Income
(dollars in thousands)	Investment	Investment	Balance	Allowance	Recognized
Impaired loans with no related allowance recorded:
Commercial and industrial	$14,791	$13,556	$14,902	$—	$1,691
Commercial real estate	5,003	5,095	6,960	—	250
Construction	4,579	7,314	8,607	—	207
Lease financing	187	77	187	—	—
Residential	22,014	24,437	25,553	—	550
Total	$46,574	$50,479	$56,209	$—	$2,698
Impaired loans with a related allowance recorded:
Commercial and industrial	$1,871	$1,917	$2,210	$571	$—
Commercial real estate	1,400	1,400	1,400	52	83
Residential	9,374	9,100	9,427	740	274
Total	$12,645	$12,417	$13,037	$1,363	$357
Total impaired loans
Commercial and industrial	$16,662	$15,473	$17,112	$571	$1,691
Commercial real estate	6,403	6,495	8,360	52	333
Construction	4,579	7,314	8,607	—	207
Lease financing	187	77	187	—	—
Residential	31,388	33,537	34,980	740	824
Total	$59,219	$62,896	$69,246	$1,363	$3,055

As discussed in Note 4 to the combined financial statements, the residual values of assets in leveraged lease arrangements are reviewed for impairment on an annual basis.

Modifications

Commercial and industrial loans modified in a TDR often involve temporary interest‑only payments, term extensions, and converting revolving credit lines to term loans. Additional collateral, a co‑borrower, or a guarantor is often requested. Commercial real estate and construction loans modified in a TDR often involve reducing the interest rate for the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or substituting or adding a new borrower or guarantor. Construction loans modified in a TDR may also involve extending the interest‑only payment period. Lease financing modifications generally involve a short‑term forbearance period, usually about three months, after which the missed payments are added to the end of the lease term, thereby extending the maturity date. Interest continues to accrue on the missed payments and as a result, the effective yield on the lease remains unchanged. As the forbearance period usually involves an insignificant payment delay, lease financing modifications typically do not meet the reporting criteria for a TDR. Residential real estate loans modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers’ financial needs for a period of time, normally two years. During that time, the borrower’s entire monthly payment is applied to principal. After the lowered monthly payment period ends, the borrower reverts back to paying principal and interest per the original terms with the maturity date adjusted accordingly. Generally, consumer loans are not classified as a TDR as they are normally charged off upon reaching a predetermined delinquency status that ranges from 120 to 180 days and varies by product type.

Loans modified in a TDR are typically already on nonaccrual status and partial charge‑offs have in some cases already been taken against the outstanding loan balance. Loans modified in a TDR will have to be evaluated for impairment. As a result, this may have a financial effect of increasing the specific Allowance associated with the loan. An Allowance for impaired commercial loans, including commercial real estate and construction loans, that have been modified in a TDR is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent. An Allowance for impaired residential loans that have been modified in a TDR is measured based on the estimated fair value of the collateral, less any selling costs. Management exercises significant judgment in developing these estimates.

The following presents, by class, information related to loans modified in a TDR as of December 31, 2015 and 2014:

	Year Ended December 31,
	2015				2014
		Unpaid	Unpaid			Unpaid	Unpaid
		Principal	Principal			Principal	Principal
	Number of	Pre‑	Post‑	Related	Number of	Pre‑	Post‑	Related
(dollars in thousands)	Contracts	Modification	Modification	Allowance	Contracts	Modification	Modification	Allowance
Commercial and industrial	5	$11,888	$11,888	$—	5	$13,791	$13,791	$—
Commercial real estate	4	5,649	5,649	—	6	6,372	4,529	52
Construction	—	—	—	—	2	8,607	4,579	—
Residential	21	12,620	11,906	592	30	17,892	17,028	740
Total	30	$30,157	$29,443	$592	43	$46,662	$39,927	$792

The Company had total loan and lease commitments including standby letters of credit of $5.2 billion and $4.8 billion as of December 31, 2015 and 2014, respectively. Of the $5.2 billion, there were no commitments to borrowers who had loan terms modified in a TDR as of December 31, 2015. At December 31, 2014, the amount in available commitments under revolving credit lines to borrowers who had loans modified in a TDR was not material.

The following presents, by class, loans modified in TDRs that experienced a payment default of 30 days or more as of December 31, 2015 and 2014 and for which the payment default occurred within one year since the modification:

	Year Ended December 31,
	2015		2014
	Number of	Recorded	Number of	Recorded
(dollars in thousands)	Contracts	Investment	Contracts	Investment
Commercial and industrial(a)	3	$6,153	1	$299
Residential(b)	7	2,281	7	2,490
Total	10	$8,434	8	$2,789
(a)

In 2015, all 3 commercial and industrial loans that subsequently defaulted were refinanced. In 2014, the commercial and industrial loan that subsequently defaulted was modified by extending the maturity date.

(b)	In 2015 and 2014, all 7 residential real estate loans that subsequently defaulted were modified by reducing interest rates, increasing amortizations, and deferring principal payments.